Annual Fund Operating Expenses - KraneShares Dragon Capital Vietnam Growth Index ETF - KraneShares Dragon Capital Vietnam Growth Index ETF	Oct. 20, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.01%	[2]
Acquired Fund Fees and Expenses	0.24%	[3]
Expenses (as a percentage of Assets)	1.03%

[1]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[2]	Based on estimated amounts for the current fiscal year.
[3]	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares of other investment companies (such as exchange-traded funds). They are not direct operating expenses paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). Based on estimated amounts for the current fiscal year.